Short-term loans (Narrative) (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)
Number of loans borrowed | loan		3
Debt Instrument, Face Amount	¥ 41,000
Restricted short-term deposits	205,461	¥ 653,034	$ 31,488
Loans Payable
Debt Instrument, Face Amount	693,000	557,000	6,300	$ 39,000	$ 320
Line of Credit Facility, Maximum Borrowing Capacity	546,000		$ 95,000	$ 40,000	$ 320
Restricted short-term deposits	¥ 200,000	¥ 650,000
Debt Instrument, Maturity Date, Description	These loans were all with a maturity of less than one year	These loans were all with a maturity of less than one year
Loans Payable | Minimum
Debt Instrument, Interest Rate, Stated Percentage	1.36%	2.38%	1.36%	2.38%	2.38%
Loans Payable | Maximum
Debt Instrument, Interest Rate, Stated Percentage	3.90%	3.77%	3.90%	3.77%	3.77%